QUARTERLY RESULTS	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Results [Text Block]

NOTE 15. QUARTERLY RESULTS (UNAUDITED)

The following is a presentation of the quarterly results of operations for the years ended December 31, 2020 and 2019.

(in thousands, except per share information)
	Quarter Ended
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Interest income	$35,671	$27,258	$27,223	$25,893
Interest expense	(16,523)	(4,479)	(2,043)	(2,011)
Net interest income	19,148	22,779	25,180	23,882
Losses (gains)	(108,206)	28,749	5,745	(4,605)
Net portfolio income (loss)	(89,058)	51,528	30,925	19,277

Expenses:
Management fees and overhead expenses	1,724	1,616	1,629	1,826
Other expenses	417	1,140	1,220	972
Total expenses	2,141	2,756	2,849	2,798

Net income (loss)	$(91,199)	$48,772	$28,076	$16,479

Basic net (loss) income per share	$(1.41)	$0.74	$0.42	$0.23
Diluted net (loss) income per share	$(1.41)	$0.73	$0.42	$0.23

Weighted Average Shares Outstanding	64,590	66,310	67,302	70,497

Dividends declared per share	$0.240	$0.165	$0.190	$0.195

	Quarter Ended
	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Interest income	$32,433	$36,455	$35,907	$37,529
Interest expense	(18,892)	(22,431)	(22,321)	(20,022)
Net interest income	13,541	14,024	13,586	17,507
Losses	(748)	(7,670)	(19,431)	3,841
Net portfolio income (loss)	12,793	6,354	(5,845)	21,348

Expenses:
Management fees and overhead expenses	1,608	1,653	1,791	1,856
Other expenses	588	1,168	841	880
Total expenses	2,196	2,821	2,632	2,736

Net income (loss)	$10,597	$3,533	$(8,477)	$18,612

Basic and diluted net income (loss) per share	$0.22	$0.07	$(0.14)	$0.29

Weighted Average Shares Outstanding	48,905	52,601	60,419	63,124

Dividends declared per share	$0.24	$0.24	$0.24	$0.24
Earnings per share (EPS) in each quarter is computed using the weighted-average number of shares outstanding during that quarter while EPS for the full year is computed using the weighted-average number of shares outstanding during the year. The sum of the four quarters’ EPS may not equal the full year EPS.